Acquisitions	12 Months Ended
Dec. 31, 2017
Business Combinations1 [Abstract]
Acquisitions
Acquisitions
On January 17, 2018 we entered into an agreement to acquire Green Isle Foods Ltd. including the Goodfella's and San Marco brands, in an all cash deal valued at £200 million (approximately €225 million). We anticipate this acquisition to be completed in the second quarter of 2018 and we expect this will enlarge our portfolio of brands to include the number one and number two market share positions within the frozen pizza category in Ireland and the UK, a successful frozen private label pizza business, and two frozen pizza manufacturing facilities. The purchase price of the acquisition is expected to be funded through cash on hand. The Company will disclose the impact of this acquisition once successfully completed. See Note 38, Significant events after the Statement of Financial Position date.
Indemnification assets

	Successor	Successor
	Dec 31, 2017	Dec 31, 2016
	€m	€m
Related to Iglo Acquisition at start of the period	2.1	10.2
Reclassified from Other receivables	—	1.2
Release of indemnified provision	(2.1)	(9.3)
Related to Iglo Acquisition at end of the period	—	2.1
Related to Findus Acquisition at start of the period	63.4	67.6
Acquisition accounting adjustment	—	6.2
Remeasurement of indemnification assets	10.4	(10.4)
Related to Findus Acquisition at end of the period	73.8	63.4
Total indemnification assets	73.8	65.5

As part of the acquisition of the Iglo Group and the Findus Group, the Company inherited several contingent liabilities for which the sellers have provided an indemnity. To the extent that the liability has been recognized in the balance sheet, an indemnification asset has been recognized. As part of the agreement to repurchase shares on June 12, 2017, as discussed in Note 25, the indemnities in relation to the Iglo acquisition were canceled. As a consequence, the indemnification asset of €2.1 million previously recognized has been released.
In total, €73.8 million of liabilities are covered by the indemnification assets as at December 31, 2017 (December 31, 2016: €65.5 million). The asset recognized in relation to the Findus Group has been limited to the original value of shares held in escrow following the completion of the acquisition.
The indemnification asset recognized in relation to the Findus Group is secured by shares held in escrow, so that the value of the assets may, in the future, be restricted to the value of these shares as at the balance sheet date. As at the December 31, 2017, €73.8 million (December 31, 2016: €63.4 million) of the indemnification assets relate to the acquisition of the Findus Group for which 6,964,417 shares are held in escrow and are valued at $16.91 (€14.13) (December 31, 2016: 6,964,417 shares valued at $9.57 (€9.10)) each.